Organization, Business Operations and Liquidity (Details)					1 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 07, 2023 USD ($) $ / shares shares	Nov. 02, 2023 USD ($) D $ / shares shares	May 04, 2023 USD ($) $ / shares shares	Nov. 08, 2021 USD ($) $ / shares shares	Apr. 30, 2023 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) D item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) D $ / shares	May 03, 2022 USD ($)
Organization, Business Operations and Liquidity
Condition for future business combination number of businesses minimum							1		1
Proceeds received from initial public offering, gross				$ 345,000,000
Proceeds from issuance of private placement warrants								$ 9,400,000
Aggregate amount						$ 6,900,000	$ 6,900,000		$ 6,900,000
Conversion price | $ / shares						$ 1.00	$ 1.00		$ 1.00
Condition for future business combination use of proceeds percentage							80		80
Condition for future business combination threshold percentage ownership							50		50
Net proceeds from ipo, private placement and sponsor loans							$ 351,900,000		$ 351,900,000
Purchase price, per unit | $ / shares				$ 10.00		$ 10.20	$ 10.20		$ 10.20
Obligation to redeem public shares if entity does not complete a business combination (as a percent)							100.00%		100.00%
Months to complete acquisition									18 months
Redemption of shares calculated based on business days prior to consummation of business combination (in days)							2 days		2 days
Stockholders of number of shares who exercised their right to redeem shares | shares							30,460,066
Marketable securities and cash held in Trust Account			$ 42,000,000	$ 2,089,239		$ 43,181,282	$ 43,181,282	351,921,694	$ 356,190,233
Holders of number of shares who exercised their right to redeem shares | shares							30,460,066
Redemption price per share | $ / shares			$ 10.42
Aggregate redemption amount			$ 317,000,000
Redemption period upon closure							10 days		10 days
Condition for future business combination threshold net tangible assets									$ 5,000,001
Maximum allowed dissolution expenses							$ 100,000		100,000
Cash						212,936	212,936	$ 1,214,555	521,149
Withdrew cash from trust account						$ 203,663	$ 1,911,013
Offering costs				18,479,829
Underwriting fees				6,900,000
Deferred underwriting fee payable				12,075,000
Other offering costs				540,576
Offering costs attributable to warrant liability recorded in accumulated deficit				$ 1,035,747
Payment for dissolution expenses									$ 100,000
Subsequent Event
Organization, Business Operations and Liquidity
Redemption price per share | $ / shares	$ 10.70
Aggregate redemption amount	$ 1,100,000
Trust Account	$ 42,200,000
Common stock subject to possible redemption shares outstanding | shares	3,941,361
Maximum threshold period for registration statement to become effective after business combination		60 days
Promissory Note with Related Party
Organization, Business Operations and Liquidity
Aggregate amount										$ 350,000
Maximum borrowing capacity of related party promissory note										$ 200,000
Volume weighted average price [Member] | Subsequent Event
Organization, Business Operations and Liquidity
Aggregate of shares | shares		20,000,000
VWAP greater or equals to 12.50 | Subsequent Event
Organization, Business Operations and Liquidity
Unvested shares upon completion of business combination | shares		6,666,667
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		30
VWAP greater or equals to 15.00 | Subsequent Event
Organization, Business Operations and Liquidity
Unvested shares upon completion of business combination | shares		6,666,666
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 15.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		30
VWAP greater or equals to 17.50 | Subsequent Event
Organization, Business Operations and Liquidity
Unvested shares upon completion of business combination | shares		6,666,667
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 17.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		30
Class B common stock
Organization, Business Operations and Liquidity
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Aggregate of shares | shares					999,665
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares							$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							20		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							30		30
Class A common stock
Organization, Business Operations and Liquidity
Sale of private placement warrants (in shares) | shares						33,550,000	33,550,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stockholders of number of shares who exercised their right to redeem shares | shares			30,460,066
Holders of number of shares who exercised their right to redeem shares | shares			30,460,066
Class A common stock | Subsequent Event
Organization, Business Operations and Liquidity
Stockholders of number of shares who exercised their right to redeem shares | shares	98,573
Holders of number of shares who exercised their right to redeem shares | shares	98,573
Issue price per share | $ / shares		$ 9.20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115
Warrants | Class A common stock
Organization, Business Operations and Liquidity
Purchase price, per unit | $ / shares						11.50	11.50		11.50
Public Warrants | Subsequent Event
Organization, Business Operations and Liquidity
Percentage of gross proceeds on total equity proceeds		60
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares		$ 18.00
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		180.00%
Initial Public Offering
Organization, Business Operations and Liquidity
Number of units issued | shares				34,500,000
Share price | $ / shares				$ 10.00
Proceeds received from initial public offering, gross				$ 345,000,000
Purchase price, per unit | $ / shares				$ 0.20		$ 10.67	$ 10.67		$ 10.31
Private Placement | Class A common stock | Subsequent Event
Organization, Business Operations and Liquidity
Shares agreed to sell | shares		4,484,854
Private Placement | Class A common stock | PIPE Subscription Agreement | Subsequent Event
Organization, Business Operations and Liquidity
Aggregate number of shares agreed to allocate by Sponsor | shares		782,001
Purchase price per share | $ / shares		$ 6.67
Aggregate purchase price		$ 29,900,000
Private Placement | Private Placement Warrants
Organization, Business Operations and Liquidity
Sale of private placement warrants (in shares) | shares				9,400,000
Price of warrant | $ / shares				$ 1.00
Proceeds from issuance of private placement warrants				$ 9,400,000
Over-allotment option
Organization, Business Operations and Liquidity
Number of units issued | shares				4,500,000
Purchase price, per unit | $ / shares				$ 10.00
Sponsor Earnout Shares [Member] | Subsequent Event
Organization, Business Operations and Liquidity
Number of shares to be unvested and subject to forfeiture as of the closing to certain earn-out shares | shares		1,920,375
Number of shares to be issued at closing | shares		1,399,107
Number of shares to be private placement warrants issued at closing | shares		2,820,000
Aggregate transaction consideration share price | $ / shares		$ 10.00
Company value amount		$ 350,000,000
Sponsor | Sponsor Loan Warrants
Organization, Business Operations and Liquidity
Aggregate amount				$ 6,900,000
Conversion price | $ / shares				$ 1.00
Sponsor | Initial Public Offering
Organization, Business Operations and Liquidity
Aggregate amount						$ 6,900,000	$ 6,900,000		$ 6,900,000
Sponsor | Private Placement | Private Placement Warrants
Organization, Business Operations and Liquidity
Sale of private placement warrants (in shares) | shares				8,260,606
CA2 Co-Investment LLC | Private Placement | Private Placement Warrants
Organization, Business Operations and Liquidity
Sale of private placement warrants (in shares) | shares				1,139,394